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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment [ ] Amendment Number : _________
     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Ventures Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-11757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick P. Walker                   Contact Person: Joseph I. Worsham, II
Title: Member of WSV Management, L.L.C., general partner of
       WS Ventures Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Patrick P. Walker                       Dallas, Texas      November 14, 2008
--------------------------------------   ------------------   ------------------
(Signature)                                 (City, State)           (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            85
Form 13F Information Table Value Total:       $98,544
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                           FORM 13F Information Table

         Column 1:            Column 2:   Column 3:  Column 4:          Column 5:          Column 6  Column 7:       Column 8:
-------------------------- -------------- --------- ----------- ------------------------- ---------- --------- ---------------------
                                                    Fair Market Shares or                                         Voting Authority
                              Title of      CUSIP      Value    Principal                 Investment    Other  ---------------------
       Name of Issuer           Class       Number   (x $1,000)   Amount  SH/PRN Put/Call Discretion  Managers    Sole   Shared None
-------------------------- -------------- --------- ----------- --------- ------ -------- ---------- --------- --------- ------ ----
A POWER ENERGY GENERAT SYS
   L                             COM      G04136100         139    15,500   SH               SOLE        --       15,500      0    0
ADOBE SYS INC                    COM      00724F101         528    13,100   SH      PUT      SOLE        --       13,100      0    0
ALANCO TECHNOLOGIES INC    CL A NO PV NEW 011612603       2,772 2,543,869   SH               SOLE        --    2,543,869      0    0
ALIGN TECHNOLOGY INC             COM      016255101         412    38,000   SH               SOLE        --       38,000      0    0
ALLIED CAP CORP NEW              COM      01903Q108         284    26,300   SH               SOLE        --       26,300      0    0
ALTRA HOLDINGS INC               COM      02208R106       2,111   143,000   SH               SOLE        --      143,000      0    0
AMEDISYS INC                     COM      023436108       4,015    82,500   SH      PUT      SOLE        --       82,500      0    0
ARENA RESOURCES INC              COM      040049408         342     8,800   SH               SOLE        --        8,800      0    0
ARTHROCARE CORP                  COM      043136100       1,188    42,840   SH               SOLE        --       42,840      0    0
ASPENBIO PHARMA INC              COM      045346103       3,895   624,260   SH               SOLE        --      624,260      0    0
ASYST TECHNOLOGY CORP            COM      04648X107         360   150,000   SH               SOLE        --      150,000      0    0
BECKMAN COULTER INC              COM      075811109       2,534    35,700   SH               SOLE        --       35,700      0    0
BORLAND SOFTWARE CORP            COM      099849101         741   484,200   SH               SOLE        --      484,200      0    0
BRINKS CO                        COM      109696104       5,769    94,540   SH               SOLE        --       94,540      0    0
CKE RESTAURANTS INC              COM      12561E105       1,271   119,900   SH               SOLE        --      119,900      0    0
CVR ENERGY INC                   COM      12662P108         575    67,500   SH               SOLE        --       67,500      0    0
CALIFORNIA MICRO DEVICES
   CORP                          COM      130439102         348   116,500   SH               SOLE        --      116,500      0    0
CAVIUM NETWORKS INC              COM      14965A101         382    27,100   SH               SOLE        --       27,100      0    0
CHINA DIRECT INC                 COM      169384104         106    25,000   SH               SOLE        --       25,000      0    0
CHINA PRECISION STEEL INC        COM      16941J106          83    25,000   SH               SOLE        --       25,000      0    0
CHINA SEC & SURVE TECH INC       COM      16942J105         458    33,000   SH               SOLE        --       33,000      0    0
CONNS INC                        COM      208242107       1,053    56,300   SH               SOLE        --       56,300      0    0
CONNS INC                        COM      208242107         176     9,400   SH      CALL     SOLE        --        9,400      0    0
CROWN HOLDINGS INC               COM      228368106       2,388   107,500   SH               SOLE        --      107,500      0    0
CRUSADER ENERGY GROUP INC        COM      228834107       2,582   832,834   SH               SOLE        --      832,834      0    0
DSW INC                         CL A      23334L102       1,639   119,600   SH               SOLE        --      119,600      0    0
DATA DOMAIN INC                  COM      23767P109         361    16,200   SH               SOLE        --       16,200      0    0
DEAN FOODS CO NEW                COM      242370104       3,523   150,800   SH               SOLE        --      150,800      0    0
DELIA'S INC NEW                  COM      246911101       2,674   925,211   SH               SOLE        --      925,211      0    0
DIAMOND OFFSHORE DRILLING
   INC                           COM      25271C102       1,041    10,100   SH               SOLE        --       10,100      0    0
DIGITAL RIV INC                  COM      25388B104         359    13,100   SH      PUT      SOLE        --       13,100      0    0

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
DOT HILL SYS CORP                COM      25848T109       1,270   564,600   SH               SOLE        --      564,600      0    0
EMCORE CORP                      COM      290846104         430    87,000   SH               SOLE        --       87,000      0    0
ENCORE WIRE CORP                 COM      292562105         572    31,600   SH               SOLE        --       31,600      0    0
ENERGY XXI (BERMUDA) LTD       COM SHS    G10082108         516   169,700   SH               SOLE        --      169,700      0    0
FIRST ACCEPTANCE CORP            COM      318457108       1,301   382,772   SH               SOLE        --      382,772      0    0
FUEL TECH INC                    COM      359523107         190    10,500   SH               SOLE        --       10,500      0    0
GAMESTOP CORP NEW               CL A      36467W109       1,187    34,700   SH               SOLE        --       34,700      0    0
GENTIVA HEALTH SERVICES
   INC                           COM      37247A102       4,442   164,900   SH               SOLE        --      164,900      0    0
GOLDMAN SACHS GROUP INC          COM      38141G104         166     1,300   SH               SOLE        --        1,300      0    0
GOLDMAN SACHS GROUP INC          COM      38141G104         333     2,600   SH      PUT      SOLE        --        2,600      0    0
GTX INC DEL                      COM      40052B108       1,761    92,600   SH               SOLE        --       92,600      0    0
HFF INC                         CL A      40418F108       1,429   356,400   SH               SOLE        --      356,400      0    0
HANSEN NAT CORP                  COM      411310105         641    21,200   SH               SOLE        --       21,200      0    0
HAYNES INTERNATIONAL INC       COM NEW    420877201       2,913    62,200   SH               SOLE        --       62,200      0    0
HECKMANN CORP                    COM      422680108         371    45,000   SH               SOLE        --       45,000      0    0
HELIX ENERGY SOLUTIONS GRP
   INC                           COM      42330P107         549    22,600   SH               SOLE        --       22,600      0    0
HOLLY CORP                  COM PAR $0.01 435758305       2,299    79,500   SH               SOLE        --       79,500      0    0
HOLLY CORP                  COM PAR $0.01 435758305       1,134    39,200   SH      CALL     SOLE        --       39,200      0    0
ISHARES TR                  RUSSELL 2000  464287655       1,537    22,600   SH               SOLE        --       22,600      0    0
JARDEN CORP                      COM      471109108         553    23,600   SH               SOLE        --       23,600      0    0
LCA-VISION INC              COM PAR $.001 501803308          65    14,100   SH               SOLE        --       14,100      0    0
LAWSON SOFTWARE INC NEW          COM      52078P102         462    66,000   SH               SOLE        --       66,000      0    0
LANDRYS RESTAURANTS INC          COM      51508L103         305    19,600   SH               SOLE        --       19,600      0    0
LIMCO PIEDMONT INC               COM      53261T109       1,343   308,799   SH               SOLE        --      308,799      0    0
MEDCATH CORP                     COM      58404W109       1,045    58,300   SH               SOLE        --       58,300      0    0
MEDIS TECHNOLOGIES LTD           COM      58500P107          22    12,000   SH               SOLE        --       12,000      0    0
MICROMET INC                     COM      59509C105         604   136,240   SH               SOLE        --      136,240      0    0
MICROTUNE INC DEL                COM      59514P109         229    85,400   SH               SOLE        --       85,400      0    0
ORION ENERGY SYSTEMS INC         COM      686275108         500    89,200   SH               SOLE        --       89,200      0    0
PARALLEL PETE CORP DEL           COM      699157103       4,174   443,056   SH               SOLE        --      443,056      0    0
PENWEST PHARMACEUTICALS CO       COM      709754105         474   230,041   SH               SOLE        --      230,041      0    0
PERVASIVE SOFTWARE INC           COM      715710109       3,289   802,136   SH               SOLE        --      802,136      0    0
PREMIER EXHIBITIONS INC          COM      74051E102          72    40,000   SH               SOLE        --       40,000      0    0
RACKSPACE HOSTING INC            COM      750086100         193    19,800   SH               SOLE        --       19,800      0    0
RASER TECHNOLOGIES INC           COM      754055101       2,120   249,400   SH               SOLE        --      249,400      0    0
REIS INC                         COM      75936P105       1,185   197,562   SH               SOLE        --      197,562      0    0
RESPONSE GENETICS INC            COM      76123U105       2,468   857,052   SH               SOLE        --      857,052      0    0
RETAIL VENTURES INC              COM      76128Y102         473   121,300   SH               SOLE        --      121,300      0    0
RICKS CABARET INTL INC         COM NEW    765641303         200    20,400   SH               SOLE        --       20,400      0    0
ROCHESTER MED CORP               COM      771497104         659    49,682   SH               SOLE        --       49,682      0    0
RUBICON TECHNOLOGY INC           COM      78112T107         118    16,400   SH               SOLE        --       16,400      0    0

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
SPDR TR                      UNIT SER 1   78462F103       1,937    16,700   SH               SOLE        --       16,700      0    0
SIGMA DESIGNS INC                COM      826565103         149    10,500   SH               SOLE        --       10,500      0    0
SPORT SUPPLY GROUP INC DEL       COM      84916A104       1,825   165,006   SH               SOLE        --      165,006      0    0
TENNECO INC                      COM      880349105         638    60,000   SH               SOLE        --       60,000      0    0
TENET HEALTHCARE CORP            COM      88033G100         375    67,500   SH               SOLE        --       67,500      0    0
TESORO CORP                      COM      881609101         655    39,700   SH               SOLE        --       39,700      0    0
TITAN INTL INC ILL               COM      88830M102         974    45,675   SH               SOLE        --       45,675      0    0
TRI VY CORP                      COM      895735108         176    27,700   SH               SOLE        --       27,700      0    0
TRINITY INDS INC                 COM      896522109       2,321    90,200   SH               SOLE        --       90,200      0    0
U S G CORP                     COM NEW    903293405         381    14,900   SH               SOLE        --       14,900      0    0
WESTERN REFINING INC             COM      959319104         576    57,000   SH               SOLE        --       57,000      0    0
WESTERN REFINING INC             COM      959319104         658    65,100   SH      PUT      SOLE        --       65,100      0    0
WHITE ELECTRONIC DESIGNS
   CORP                          COM      963801105         176    35,200   SH               SOLE        --       35,200      0    0